Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member] Convertible Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 4,044,318		$ 18,740	$ 12,703,896	$ (28,513,355)	$ (15,790,719)
Balance, shares at Dec. 31, 2021	756,558		2,677,140
Stock-based compensation			$ 208	248,384		248,592
Stock-based compensation, shares			29,728
Fair value of warrants issued				462,344		462,344
Beneficial conversion feature for bridge notes				(185)		(185)
Debt discount for warrants issued				352,250		352,250
Common stock issued upon initial public offering, net of underwriters’ commission and offering costs of $1.8 million			8,978	6,018,436		6,027,414
Common stock issued on conversion of convertible preferred stock	$ (4,044,318)		$ 5,296	4,039,022		4,044,318
Common stock issued on conversion of convertible preferred stock, shares	(756,558)		756,558
Exercise of stock options			$ 454	74,446		74,900
Exercise of stock options, shares			64,848
Exercise of warrants			$ 7,255	7,706,055		7,713,310
Exercise of warrants, shares			1,036,486
Common stock issued on conversion of notes payable			$ 17,738	16,047,594		16,065,332
Common stock issued on conversion of notes payable, shares			2,533,964
Net loss					(8,154,113)	(8,154,113)
Common stock issued upon initial public offering, net of underwriters' commission and offering costs of $1.8 million, shares			1,282,600
Balance at Dec. 31, 2022			$ 58,669	47,652,242	(36,667,468)	11,043,443
Balance, shares at Dec. 31, 2022			8,381,324
Stock-based compensation			$ 1,218	326,650		327,868
Stock-based compensation, shares			174,041
Net loss					(3,272,963)	(3,272,963)
Balance at Jun. 30, 2023			$ 59,887	47,978,892	(39,940,431)	8,098,348
Balance, shares at Jun. 30, 2023			8,555,365
Balance at Dec. 31, 2022			$ 58,669	47,652,242	(36,667,468)	11,043,443
Balance, shares at Dec. 31, 2022			8,381,324
Stock-based compensation			$ 3,138	745,685		748,823
Stock-based compensation, shares			448,314
Stock issued in connection with the acquisition			$ 3,955	996,045		1,000,000
Net loss					(7,937,011)	(7,937,011)
Common stock issued upon initial public offering, net of underwriters' commission and offering costs of $1.8 million, shares			9,505,255
Stock issued in connection with the acquisition, shares			564,972
Balance at Dec. 31, 2023			$ 65,762	49,393,972	(44,604,479)	4,855,255
Balance, shares at Dec. 31, 2023			9,394,610
Balance at Mar. 31, 2023			$ 59,241	47,809,283	(38,200,258)	9,668,266
Balance, shares at Mar. 31, 2023			8,463,052
Stock-based compensation			$ 646	169,609		170,255
Stock-based compensation, shares			92,313
Net loss					(1,740,173)	(1,740,173)
Balance at Jun. 30, 2023			$ 59,887	47,978,892	(39,940,431)	8,098,348
Balance, shares at Jun. 30, 2023			8,555,365
Balance at Dec. 31, 2023			$ 65,762	49,393,972	(44,604,479)	4,855,255
Balance, shares at Dec. 31, 2023			9,394,610
Stock-based compensation			$ 1,991	567,916		569,907
Stock-based compensation, shares			284,357
Exercise of stock options			$ 454	74,445		74,899
Exercise of stock options, shares			208,031
Exercise of warrants				147		147
Exercise of warrants, shares			48
Common stock issued on conversion of notes payable			$ 11,200	2,488,800		2,500,000
Common stock issued on conversion of notes payable, shares			1,600,000
Offering costs				(495,000)		(495,000)
Net loss					(4,072,094)	(4,072,094)
Common stock issued upon initial public offering, net of underwriters' commission and offering costs of $1.8 million, shares			11,752,178
Balance at Jun. 30, 2024			$ 79,407	52,030,280	(48,676,573)	3,433,114
Balance, shares at Jun. 30, 2024			11,487,046
Balance at Mar. 31, 2024			$ 78,515	51,744,830	(46,566,294)	5,257,051
Balance, shares at Mar. 31, 2024			11,216,491
Stock-based compensation			$ 892	285,303		286,195
Stock-based compensation, shares			127,324
Exercise of stock options
Exercise of stock options, shares			143,183
Exercise of warrants				147		147
Exercise of warrants, shares			48
Net loss					(2,110,279)	(2,110,279)
Balance at Jun. 30, 2024			$ 79,407	$ 52,030,280	$ (48,676,573)	$ 3,433,114
Balance, shares at Jun. 30, 2024			11,487,046